Document and Entity Information In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	RADCOM LTD
Entity Central Index Key	0001016838
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	6,415,698
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 2,901	$ 5,744
Trade receivables (net of allowances for doubtful accounts of $ 395 as of December 31, 2011 and 2010)	5,389	6,851
Inventories	6,590	3,949
Other current assets	3,490	1,708
Total current assets	18,370	18,252
SEVERANCE PAY FUND	2,674	2,796
PROPERTY AND EQUIPMENT, NET	301	338
Total assets	21,345	21,386
CURRENT LIABILITIES:
Trade payables	2,703	2,759
Deferred revenue	623	451
Other payables and accrued expenses	4,374	3,898
Total current liabilities	7,700	7,108
LONG-TERM LIABILITIES:
Deferred revenue	161	221
Accrued severance pay	3,092	3,154
Total long-term liabilities	3,253	3,375
Total liabilities	10,953	10,483
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 0.20 par value: 9,997,670 shares authorized at December 31, 2011 and 2010; 6,446,541 and 6,175,867 shares issued at December 31, 2011 and 2010, respectively; 6,415,698 and 6,145,024 shares outstanding at December 31, 2011 and 2010, respectively	250	234
Additional paid-in capital	60,754	59,180
Accumulated other comprehensive loss	(197)
Accumulated deficit	(50,415)	(48,511)
Total shareholders' equity	10,392	10,903
Total liabilities and shareholders' equity	$ 21,345	$ 21,386

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowances for doubtful accounts	$ 395		$ 395
Ordinary Shares, par value per share		0.2		0.2
Ordinary Shares, shares authorized	9,997,670	9,997,670	9,997,670	9,997,670
Ordinary Shares, shares outstanding	6,446,541	6,446,541	6,175,867	6,175,867
Ordinary Shares, shares issued	6,415,698	6,415,698	6,145,024	6,145,024

CONSOLIDATED STATEMENTS OF OPERATIONS (INCOME) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Products	$ 19,199	$ 16,770	$ 9,190
Services	2,788	2,403	2,728
Total revenues	21,987	19,173	11,918
Cost of revenues :
Products	6,074	6,052	3,469
Services	606	434	590
Total cost of revenues	6,680	6,486	4,059
Gross profit	15,307	12,687	7,859
Operating expenses:
Research and development	5,866	4,310	4,223
Less - royalty-bearing participation	1,235	1,424	1,633
Research and development, net	4,631	2,886	2,590
Selling and marketing	9,962	6,971	5,835
General and administrative	2,234	1,538	1,643
Total operating expenses	16,827	11,395	10,068
Operating (loss) income	(1,520)	1,292	(2,209)
Financial expenses, net	(384)	(722)	(440)
Net (loss) income	$ (1,904)	$ 570	$ (2,649)
Net (loss) income per share:
Basic net (loss) income per Ordinary Share	$ (0.3)	$ 0.11	$ (0.52)
Diluted net (loss) income per Ordinary Share	$ (0.3)	$ 0.1	$ (0.52)
Weighted average number of Ordinary Shares used to compute basic net (loss) income per Ordinary Share	6,367,560	5,373,515	5,081,986
Weighted average number of Ordinary Shares used to compute diluted net (loss) income per Ordinary Share	6,367,560	5,947,310	5,081,986

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total Comprehensive Loss [Member]
Balance at Dec. 31, 2008	$ 4,985	$ 176	$ 51,474		$ (46,665)
Balance, shares at Dec. 31, 2008		5,081,426
Cumulative-effect adjustment upon adoption of ASC 815-40 relating warrants	(33)		(266)		233
Share-based compensation	272		272
Exercise of options
Exercise of options, shares		1,039
Exercise of warrants	65	1	64
Exercise of warrants, shares		20,313
Comprehensive loss -
Net (loss) income	(2,649)				(2,649)
Balance at Dec. 31, 2009	2,640	177	51,544		(49,081)
Balance, shares at Dec. 31, 2009		5,102,778
Issuance of shares and warrants, net of issuance expenses	5,361	36	5,325
Issuance of shares and warrants, net of issuance expenses, shares		643,278
Share-based compensation	564		564
Exercise of options	643	9	634
Exercise of options, shares		163,822
Classification of warrants to equity (refer to Note 7 and 11)	772		772
Exercise of warrants	353	12	341
Exercise of warrants, shares		235,146
Comprehensive loss -
Net (loss) income	570				570
Balance at Dec. 31, 2010	10,903	234	59,180		(48,511)
Balance, shares at Dec. 31, 2010	6,175,867	6,145,024
Share-based compensation	823		823
Exercise of options	144	5	139
Exercise of options, shares		76,143
Exercise of warrants	623	11	612
Exercise of warrants, shares		194,531
Comprehensive loss -
Net (loss) income	(1,904)				(1,904)	(1,904)
Foreign currency translation adjustments	(197)			(197)		(197)
Total comprehensive loss
Balance at Dec. 31, 2011	$ 10,392	$ 250	$ 60,754	$ (197)	$ (50,415)	$ (2,101)
Balance, shares at Dec. 31, 2011	6,446,541	6,415,698

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Issuance of shares and warrants, issuance expenses	$ 139

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net (loss) income	$ (1,904)	$ 570	$ (2,649)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation	155	294	481
Share-based compensation	823	564	272
Decrease in allowance for doubtful accounts		(609)
Revaluation of warrants presented at fair value		524	215
Amortization of discount on long-term loan		141	40
Increase (decrease) in severance pay, net	60	(46)	(365)
Decrease (increase) in trade receivables	1,369	(2,632)	3,508
(Increase) decrease in other current assets	(1,782)	(1,101)	366
Increase in inventories	(2,661)	(1,063)	(167)
(Decrease) increase in trade payables	2	1,634	(1,004)
Increase (decrease) in other payables and accrued expenses	476	(920)	937
Decrease of interest on long-term loan		37	27
Increase (decrease) in deferred revenue	112	109	(771)
Net cash (used in) provided by operating activities	(3,350)	(2,498)	890
Cash flows from investing activities:
Purchase of property and equipment	(103)	(56)	(27)
Net cash used in investing activities	(103)	(56)	(27)
Cash flows from financing activities:
Payments of long term loan		(1,333)	(1,167)
Proceeds from issuance of ordinary shares and warrants, net of issuance expenses		5,361
Exercise of warrants	623	353	65
Exercise of options	144	643
Net cash provided by (used in) financing activities	767	5,024	(1,102)
Foreign currency translation adjustments on cash and cash equivalents	(157)
(Decrease) increase in cash and cash equivalents	(2,843)	2,470	(239)
Cash and cash equivalents at beginning of year	5,744	3,274	3,513
Cash and cash equivalents at end of year	2,901	5,744	3,274
Non-cash investing activities:
Purchase of property and equipment on credit	3	8
Property and equipment transferred to be used as inventory		7	40
Inventory transferred to be used as property and equipment	20
Cash paid for interest		$ 95	$ 258

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Radcom Ltd. (the "Company") is an Israeli corporation which provides innovative service assurance solutions for communications service providers and equipment vendors. The Company specializes in solutions for next-generation networks, both wireless and wireline. The Company's comprehensive solutions are used to prevent service provider revenue leakage and enable management of customer care. The Company's products facilitate fault management, network service performance analysis, troubleshooting and pre-mediation with an OSS/BSS (Operational Support System/ Business Support System). Radcom's shares are listed on the NASDAQ Capital Market.

The Company has a wholly-owned subsidiary in the United States, Radcom Equipment, Inc. (the "U.S Subsidiary"), which was incorporated in 1993 under the laws of the State of New Jersey. The U.S Subsidiary is primarily engaged in the sales and marketing of the Company's products in North America.

In addition, the Company formed in 2010 another wholly-owned subsidiary in Brazil, incorporated under the laws of Brazil, RADCOM do Brasil Comercio, Importacao E Exportacao Ltda. (the "Brazilian Subsidiary"). The Brazilian Subsidiary is primarily engaged in the sales and marketing of the Company's products in Brazil.

b.
The Company has an accumulated deficit of $ 50,415 as of December 31, 2011. The Company believes that its existing capital resources will be adequate to satisfy its expected liquidity requirements expected through the end of December 2012. The Company's foregoing estimate is based, among others, on its current backlog and on the positive trends demonstrated in most of the markets in which it operated during 2011. There is no assurance that, if required, the Company will be able to raise additional capital or reduce discretionary spending to provide the required liquidity in order to continue as a going concern, beyond December 31, 2012.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles ("U.S GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars ("dollar" or "dollars"):

Most of the Company's and its U.S. subsidiary's revenues and costs are denominated in U.S. dollars. Therefore, the Company's management believes the currency of the primary economic environment in which the operations of the Company are conducted is the United States dollar, which is used as the functional currency of the Company.

Transactions and balances originally denominated in dollars are presented at their original amounts. Transactions and balances in other currencies are remeasured into dollars in accordance with the principles set forth in Statement of Accounting Standards Codification ("ASC") 830 "Foreign Currency Matters".

Other than in the Company's subsidiary in Brazil, all exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the consolidated statement of operations when they arise.

Amounts in the financial statements representing the dollar equivalent of balances denominated in other currencies do not necessarily represent their real or economic value and such amounts may not necessarily be exchangeable for dollars.

For the Company's subsidiary in Brazil whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statements of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive loss in shareholders' equity.

c.	Principles of consolidation:

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

d.	Cash equivalents:

The Company considers all highly liquid deposit instruments with an original maturity of three months or less at the date of purchase to be cash equivalents.

e.	Concentration of credit risk:

Financial instruments that may subject the Company to significant concentration of credit risk consist mainly of cash and cash equivalents, severance pay fund and trade receivables.

Cash and cash equivalents are maintained with major financial institutions mainly in Israel. Assets held for severance benefits are maintained with major insurance companies and financial institutions in Israel. Such deposits are not insured. However, management believes that such financial institutions are financially sound and, accordingly, low credit risk exists with respect to these investments.

The Company grants credit to customers without generally requiring collateral or security. The risk of collection associated with trade receivables is reduced by geographical dispersion of the Company's customer base. The Company establishes an allowance for doubtful accounts based on historical experience, credit quality, the age of the accounts receivable balances, and current economic conditions that may affect a customer's ability to pay. Allowance for doubtful accounts amounted to $ 395 as of December 31, 2011 and 2010. The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt income amounted to $ 0, $ 609 and $ 0 in 2011, 2010 and 2009, respectively. Total write offs during 2011, 2010 and 2009 amounted to $ 0, $ 0 and $ 55, respectively.

f.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined on a "moving average" basis. Inventory write-downs are provided to cover technological obsolescence, excess inventories and discontinued products.

Inventory write-down is measured as the difference between the cost of the inventory and market based upon assumptions about future demand, and is charged to the cost of sales. At the point of the loss recognition, a new, lower-cost basis for that inventory is established, and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.

The Company implements ASC 330-10-30 "Inventory Overall-Initial Measurement". ASC 330-10-30 clarifies the accounting for abnormal amounts of idle facility expense, freight, handling costs, and wasted material (spoilage) requiring that those items be recognized as current-period charges. In addition, ASC 330-10-30 requires that allocation of fixed production overheads be based on the normal capacity of the production facilities.

Total write offs during 2011, 2010 and 2009 amounted to $ 0, $ 0 and $ 200, respectively.

g.	Property and equipment:

Property and equipment are stated at cost less accumulated depreciation. Maintenance and repairs are charged to operations as incurred.

Equipment used for research and development (unless no alternative future use exists) and demonstration equipment are capitalized at cost or, when applicable, at production costs.

Depreciation is calculated on the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

%

Demonstration and rental equipment	33
Research and development equipment	25 - 33
Manufacturing equipment	15 - 33
Office furniture and equipment	7 - 33
Leasehold improvements	(*)

*)	At the shorter of the lease period or useful life of the leasehold improvement.

h.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360 "property, plants and equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of an asset to be held and used is assessed by a comparison of the carrying amount of the asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. During 2011, 2010 and 2009, no impairment losses were identified.

i.	Revenue recognition:

1.	Revenues from sales of products are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable.

Products are typically considered delivered upon shipment. In instances where final acceptance of the product is specified by the customer, and the acceptance is deemed substantive, revenue is deferred until all acceptance criteria have been met. The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds that would significantly impact recognized revenue.

Most of the Company's revenues are generated from sales to independent distributors. The Company has a contract that is standard in substance with its distributors. Based on this contract, sales to distributors are final and distributors have no rights of returnor price protection. The Company is not a party to the agreements between distributors and their customers. Revenues from selling these products to these distributors are deferred until the Company's products are delivered provided that all other revenue recognition criteria are met.

The Company also generates sales through independent representatives. These representatives do not hold any of the Company's inventories, and they do not buy products from the Company. The Company invoices the end-user customers directly, collects payment directly and then pays commissions to the representative for the sales in its territory.

During the first quarter of 2010, the Company adopted the guidance of ASU No. 2009-13, "Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements", and ASU No. 2009-14, "Software (Topic 985): Certain Revenue Arrangements That Include Software Elements". ASU No. 2009-13 affects accounting and reporting for all multiple-deliverable arrangements.  As such, the Company prospectively applies these provisions to all revenue arrangements entered into or materially modified after January 1, 2010. The amendments in the ASU No. 2009-14 provide that tangible products containing software components and non-software components that function together to deliver the tangible product's essential functionality are no longer within the scope of the software revenue guidance in Subtopic 985-605.  In addition, the amendments require that hardware components of a tangible product containing software components always be excluded from the software revenue guidance. The adoption of the amended revenue recognition rules did not significantly change the timing of revenue recognition and did not have a material impact on the consolidated financial statements for the years ended December 31, 2010.

ASU No. 2009-13 establishes a selling price hierarchy for determining the selling price of a deliverable in a sale arrangement.  The selling price for each deliverable is based on vendor-specific objective evidence ("VSOE") if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE or TPE is available.  The amendments in this ASU eliminate the residual method of allocation and require that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method.  The relative selling price method allocates any discount in the arrangement proportionately to each deliverable on the basis of the deliverable's selling price.

The new accounting standards for revenue recognition if applied in the same manner to the period ended December 31, 2009 would not have had a material impact on net revenues for that fiscal period.

Under the Company's selling arrangements, the Company provides a one-year warranty, which includes bug fixing and a hardware warranty ("Warranty") for all of its products. Accordingly, the Company records an appropriate provision for Warranty in accordance with ASC 450 "Contingencies" (see Note 2k). After the Warranty period initially provided with the Company's products, the Company may sell extended warranty contracts on a standalone basis, which includes bug fixing and a hardware warranty. Revenue related to extended warranty contracts is recognized pursuant to ASC 605-20-25, "Separately Priced Extended Warranty and Product Maintenance Contracts."  Pursuant to this provision, revenue related to separately priced product maintenance contracts is deferred and recognized over the term of the maintenance period.

The customer may purchase an extended warranty with the initial sale. In such cases, revenues attributable to the extended warranty are deferred at the time of the initial sale and recognized ratably over the extended contract warranty period.

Until January 1, 2010, revenue from product sales was recognized in accordance with ASC 985-605, "Software Revenue Recognition", when the following criteria were met: (1) persuasive evidence of an arrangement exists, (2) delivery has occurred, (3) the vendor's fee is fixed or determinable and (4) collectability is probable. In instances where final acceptance of the product, system, or solution is specified by the customer, revenue is deferred until all acceptance criteria have been met. Amounts received from customers prior to product shipments are classified as advances from customers.

As required by ASC 985-605, the Company determined the value of the product component of its multiple-element arrangements using the residual method when vendor specific objective evidence (VSOE) of fair value exists for the undelivered elements. VSOE is based on the price charged when an element is sold separately or renewed.

2.	Deferred revenues represent mainly the unrecognized fees collected for extended warranty services.

j.	Share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718. ASC 718 requires companies to estimate the fair value of share-based payment awards on the grant date using an option-pricing model.

The Company recognizes compensation expenses for the value of its awards granted based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The fair value of stock-based compensation awards granted were estimated using the Black-Scholes option pricing model with the following assumptions:

1.	The current price of the share on the grant date is the market value of such date;

2.	The dividend yield is zero percent for all relevant years;

3.	Risk free interest rates are as follows:

%

Year ended December 31, 2011	0.3 - 2.1
Year ended December 31, 2010	0.3 - 2.8
Year ended December 31, 2009	1.6 - 2.7

4.
Each option granted has an expected life of 1.5 - 5.5 years (as of the date of grant); The Company currently uses simplified method until sufficient historical exercise data will support using expected life assumptions, except for grants of fully vested options for which the Company used its best estimate in determine the expected life; and

5.
Expected annual volatility is 76% - 132%, 105% - 121% and 93% - 111%  for the years ended December 31, 2011, 2010 and 2009, respectively. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term

k.	Provision for product warranty:

The Company's policy is to grant a product warranty for a period of up to 12 months on its products. The provision for warranties for all periods through December 31, 2011, is determined based upon the Company's past experience.

The followings are the changes in the liability for product warranty from January 1, 2009 to December 31, 2011:

Balance at January 1, 2009	$136

Provision for warranties issued during the year	299
Reduction for payments and costs to satisfy claims	(210)

Balance at December 31, 2009	225

Provision for warranties issued during the year	221
Reduction for payments and costs to satisfy claims	(217)

Balance at December 31, 2010	229

Provision for warranties issued during the year	316
Reduction for payments and costs to satisfy claims	(297)

Balance at December 31, 2011	$248

l.	Research and development costs:

Research and development costs are charged to statement of operations as incurred. ASC 985-20 "Software - Costs of Computer Software to be Sold, Leased or Otherwise Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release has been insignificant. Therefore, all research and development costs have been expensed.

m.	Government grants:

The Company receives royalty-bearing participation, which represents participation of the Government of Israel (specifically, the Office of the Chief Scientist - the "OCS") in approved programs for research and development. These amounts are recognized on the accrual basis as a reduction in research and development costs as such costs are incurred. Royalties to the OCS are recorded under cost of sales, when the related sales are recognized. See also Note 9a.

n.	Income (loss) per share:

Basic and diluted income (loss) per Ordinary Share  of the Company ("Ordinary Shares") are presented in conformity with ASC 260 "Earnings Per Share", for all years presented. Basic income (loss) per Ordinary Share  is computed by the dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period. Diluted income (loss)  per Ordinary Share  is computed by dividing net income (loss) for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

Certain securities were not included in the computation of diluted income (loss) per share since they were anti-dilutive. The total number of shares related to the outstanding options and warrants excluded from the calculation of diluted net income (loss) per share was 988,642 - as of December 31, 2011 (2010 - 504,309, 2009 - 1,350,349).

o.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740 "Income Taxes". Deferred tax asset and liability account balances are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforward. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date. The Company provides a valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will not be realized.

p.	Income tax uncertainties:

In accordance with ASC 740 "Income Taxes" (formally FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes"), the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company accounts for interest and penalties related to unrecognized tax benefits as a component of income tax expense.

q.	Cost of revenues:

Cost of products is comprised of cost of hardware production, employees' salaries and related costs, allocated overhead expenses, packaging, import taxes, license fees paid to third parties, and royalties paid to the OCS.

Cost of services is comprised of cost of hardware maintenance and customer support employees' salaries and related costs.

r.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. After completing one full year of employment, the Company's Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability is partially provided by monthly deposits with severance pay funds, insurance policies and by an accrual. The liability for employee severance pay benefits included on the balance sheet represents the total liability for such severance benefits, while the assets held for severance benefits included on the balance sheet represent the current redemption value of the Company's contributions made to severance pay funds and to insurance policies.

Severance pay expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $ 651, $ 431 and $ 168, respectively.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

s.	Fair value of financial instruments:

The financial instruments of the Company consist mainly of cash and cash equivalents, trade receivables, trade and other accounts payable, and accrued expenses. Due to the short-term nature of such financial instruments, their fair value approximates their carrying value.

t.	Concentrations of business risk:

Although the Company generally uses standard parts and components for products, certain key components used in the products are currently available from only one source, and others are available from a limited number of sources. The Company believes that it will not experience delays in the supply of critical components in the future. If the Company experiences such delays and there is an insufficient inventory of critical components at that time, the Company's operations and financial results would be adversely affected.

The Company relies on a limited number of independent manufacturers, some of which are small, privately held companies, to provide certain assembly services to its specifications. The Company does not have any long-term supply agreements with any third-party manufacturer. If the Company's assembly services are reduced or interrupted, the Company's business, financial condition and results of operations could be adversely affected until the Company is able to establish sufficient assembly services supply from alternative sources. Alternative manufacturing sources may not be able to meet the Company's future requirements, and existing or alternative sources may not continue to be available at favorable prices.

The Company's revenues in any period generally have been, and may continue to be, derived from relatively small numbers of sales with relatively high average revenues per order. Therefore, the loss of any orders or delays in closing such transactions could have an adverse effect on the Company's operations and financial results.

u.	Impact of Recently Issued Accounting Standards:

In May 2011, the Financial Accounting Standards Board issued guidance changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The currently available option to disclose the components of other comprehensive income within the statement of stockholders' equity will no longer be available. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The adoption of the standard will have no impact on the Company's financial position or results of operations, but will result in a change in the presentation of its basic consolidated financial statements. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

	December 31,
	2011	2010

Raw materials	$510	$699
Work in process	701	449
Finished products (*)	5,379	2,801

	$6,590	$3,949

(*)
Includes amounts of $ 4,680 and $ 2,208 for 2011 and 2010, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met and will be recognized in the future.

OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS
NOTE 4:-       OTHER CURRENT ASSETS

	December 31,
	2011	2010

Indirect taxes	$2,143	$1,018
Government of Israel - OCS receivable	218	160
Prepaid expenses	779	455
Advances to suppliers	128	34
Others	222	41

	$3,490	$1,708

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2011	2010

Cost:

Demonstration and rental equipment	$2,107	$2,089
Research and development equipment	3,712	3,680
Manufacturing equipment	1,185	1,182
Office furniture and equipment	1,091	1,048
Leasehold improvements	430	411

	8,525	8,410
Accumulated depreciation:

Demonstration and rental equipment	2,068	2,033
Research and development equipment	3,660	3,606
Manufacturing equipment	1,155	1,133
Office furniture and equipment	999	983
Leasehold improvements	342	317

	8,224	8,072

	$301	$338

OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 6:-	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2011	2010

Employees and employee institutions	$2,087	$2,013
Advances from customers	271	46
Royalties - OCS payable	1,016	605
Commissions	249	433
Provision for product warranty	248	229
Others	503	572

	$4,374	$3,898

LONG-TERM VENTURE LOAN	12 Months Ended
Dec. 31, 2011
LONG-TERM VENTURE LOAN [Abstract]
LONG-TERM VENTURE LOAN
NOTE 7:-	LONG-TERM VENTURE LOAN

On April 1, 2008, the Company entered into a $ 2,500 venture loan agreement with Plenus, an Israeli venture-lending firm. The loan was for a period of three years, and bore interest at the rate of 10% per annum paid quarterly commencing July 2008. The loan was repayable at any time. In April 2009, the Company paid $ 500 of the principal of the loan. Following this payment the remaining balance of the loan was repayable in monthly installments of approximately $ 83 commencing May 2009 through April 2011. As part of the loan agreement, the Company granted Plenus a fixed charge over its intellectual property assets and a floating charge over its assets, the U.S subsidiary granted Plenus a security interest over its assets, and the Company's subsidiaries provided Plenus with guaranties with respect to the loan. The agreement also limited the Company's ability to assume additional debt or perform certain transactions without the consent of Plenus.

The loan agreement included financial covenants which related to the level of revenues, operating income and cash balances of the Company. During the period ended December 2009, the Company complied with such covenants.

In connection with the venture loan, the Company granted Plenus a warrant to purchase up to 175,781 Ordinary Shares with an exercise price of $ 2.56 per Ordinary Share for a total amount of $ 450. The warrant was exercisable for a period of five years. The exercise price (and consequently the number of shares to be issued) was subject to certain adjustments should the Company issue additional shares or convertible securities of the Company at an effective price per share which is lower that the exercise price ("the Down-Round Protection"). Other adjustments to the exercise price included M&A transactions, payment or distribution of certain dividends, subdivision or combination of outstanding shares.

As a result of the adoption of the guidance under ASC 815-40 on January 1, 2009 and due to the Down Round Protection of the warrant as described above, the warrant was separately accounted for as a derivative under ASC 815.

The Company initially applied by recording a cumulative-effect adjustment to accumulated deficit as of January 1, 2009, for the effect of accounting for the warrant as a liability. From January 1, 2009 the warrant was marked to market and changes in its fair value are included in the consolidated statement of operations under financial expenses. The Company utilized an option price model assisted by a third party and estimates and assumptions provided by management. The value was determined in accordance with ASC 820 "Fair Value Measurements and Disclosures", and was $ 248 as of December 31, 2009 and is considered as Level 3. The change in the value from January 1, 2009 was charged to statement of operations.

On July 9, 2010 the Company received a letter from Plenus, the venture lender, irrevocably waiving its contractual right to the anti-dilution down-round protection of the shares covered by the warrant therefore was reclassified as equity item. Consequently the warrant was ceased to be marked to market from that date going forward. On September 21, 2010, the warrant was exercised by means of cashless exercise by Plenus.

On September 7, 2010 the Company repaid the remainder of the loan amount to Plenus.

RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 8:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.
The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company are also principal shareholders of affiliates known as the RAD-BYNET Group. The Company's transactions with related parties are carried out on an arm's-length basis.

1.
Certain premises occupied by the Company and the US subsidiary are rented from related parties (see Note 9b). The US subsidiary also sub-leases certain premises to a related party. The aggregate net amounts of lease payments were $ 428, $ 450 and $ 497 in 2011, 2010 and 2009, respectively.

2.
Certain entities within the RAD-BYNET Group provide the Company with administrative services. Such amounts expensed by the Company are disclosed in c below as "Cost of sales, Sales and marketing, General and administrative expenses and research and development".

3.
The Company purchases from certain entities within the RAD-BYNET Group software packages included in the Company's products and is thus incorporated into its product line. Such purchases by the Company are disclosed in c as "Cost of sales and Research and development".

4.	The Company is party to a distribution agreement with Bynet Electronics Ltd. ("BYNET"), a related party, giving BYNET the exclusive right to distribute the Company's products in Israel.

Revenues related to this distribution agreement are included in c below as "revenues". The remainder of the amount of "revenues" included in c below is comprised of sales of the Company's products to entities within RAD-BYNET Group.

b.
In December 2011, we entered into a consulting agreement with the domestic partner of the Company's Chairman of the Board and largest shareholder. The transaction was properly authorized by all necessary corporate actions required by the Israeli Companies Law. Expenses incurred under this agreement are immaterial.

c.	Balances with related parties:

	December 31,
	2011	2010

Receivables:

Trade	$72	$71
Other current assets	$-	$11

Accounts payable:

Trade	$104	$275
Other payables and accrued expenses	$102	$95

d.	Transactions with related parties:

	Year ended December 31,
	2011	2010	2009

Revenues	$347	$960	$383

Expenses:

Cost of sales	$62	$60	$16

Operating expenses:

Research and development	$193	$185	$197
Sales and marketing	$159	$210	$209
General and administrative	$57	$55	$62

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 9:-	COMMITMENTS AND CONTINGENCIES

a.	Royalty commitments:

1.
The Company receives research and development grants from the OCS. In consideration for the research and development grants received from the OCS, the Company has undertaken to pay royalties as a percentage of revenues from products developed from research and development projects financed. Royalty rates are 3.5%. If the Company will not generate sales of products developed with funds provided by the OCS, the Company is not obligated to pay royalties or repay the grants.

Royalties are payable from the time of commencement of sales of all of these products until the cumulative amount of the royalties paid equals 100% of the dollar-linked amounts of the grants received, without interest for projects authorized until December 31, 1998. For projects authorized since January 1, 1999, the repayment bears interest at the LIBOR rate.

The total research and development grants that the Company has received from the OCS as of December 31, 2011 were $ 33,400. The accumulated interest as of December 31, 2011 was $ 4,900. As of December 31, 2011, the accumulated royalties paid to the OCS were $ 9,700. Accordingly, the Company's total commitment with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, amounted to $ 28,600 as of December 31, 2011.

Royalty expenses relating to the OCS grants included in cost of sales for the years ended December 31, 2011, 2010 and 2009 were $ 759, $ 793 and $ 380, respectively.

In May 2010, the Company received a notice from the OCS regarding alleged miscalculations in the amount of royalties paid by the Company to the OCS for the years 1992-2009 and the revenues basis of which the company has to pay royalties. The Company believes that all royalties due to the OCS from the sale of products developed with funding provided by the OCS during such years were properly paid or were otherwise accrued as of December 31, 2011.  The Company is currently in the process of reviewing such alleged miscalculations differences with the OCS. Currently the Company is unable to assess the merits of the aforesaid arguments raised by the OCS.

2.
According to the Company's agreements with the Israel - U.S Bi-National Industrial Research and Development Foundation ("BIRD-F"), the Company is required to pay royalties at a rate of 5% of sales of products developed with funds provided by the BIRD-F, up to an amount equal to 150% of BIRD-F's grant (linked to the United States Consumer Price Index) relating to such products. The last funds from the BIRD-F were received in 1996. In the event the Company does not generate sales of products developed with funds provided by BIRD-F, the Company is not obligated to pay royalties or repay the grants.

The total research and development funds that the Company has received from the BIRD-F as of December 31, 1996, were $ 340. As of December 31, 2011, the Company is required to pay royalties up to an amount of $ 509, plus linkage to the United States Consumer Price Index in the amount of $ 129 or a total of $ 638.

As of December 31, 2011, the accumulated royalties paid to the BIRD-F were $ 296. Accordingly, the Company's total commitment with respect to royalty-bearing participation received, net of royalties paid, amounted to approximately $ 342 as of December 31, 2011.

Starting 2003 the Company has not generated sales of products developed with the funds provided by BIRD-F, therefore the Company is not obligated to pay royalties or repay the grant since that date.

Royalty expenses relating to the BIRD-F grants included in cost of sales for the years ended December 31, 2011, 2010 and 2009 were less than $ 1 for each of these years.

b.	Operating leases:

1.
Premises occupied by the Company and its subsidiaries are rented under various rental agreements part of which are with related parties (see Note 8).

The rental agreements for the premises of the Company and its subsidiaries expire up to December 31, 2012. Minimum future gross rental and maintenance payments due under the above agreements, at exchange rates in effect on December 31, 2011, were as follows:

Year ended December 31

2012	$598

Rental and maintenance expenses (net of sublease income from premises under sublease agreements) amounted to $ 682, $ 581 and $ 686 for the years ended December 31, 2011, 2010 and 2009, respectively.

2.
The Company leases its motor vehicles under cancelable operating lease agreements. The leases typically run for an initial period of three to four years with an option to renew the leases after that date.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $ 72 as of December 31, 2011.

Lease expenses for motor vehicles for the years ended December 31, 2011, 2010 and 2009 were $ 366, $ 387 and $ 385, respectively.

c.	Bank guarantee:

The Company has granted bank performance guarantees in favor of two of its customers in the amount of $ 120 and $ 435 which expire on December 31, 2012 and December 30, 2013, respectively and another guarantee in the amount of $ 26 which expires on May 31, 2012

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 10:-	INCOME TAXES

a.	Israel tax reform:

Taxable income of the Israeli parent is subject to the Israeli corporate tax at the rate as follows: 2009 - 26%, 2010 - 25%, 2011 - 24%. On December 5, 2011 the "Knesset" (Israeli Parliament) passed a law for changing the tax burden (the Law), which cancel, among others, the graduate reduction in the rates of the Israeli corporate tax. In addition the Israeli corporate tax will be increase to 25% starting in 2012. In accordance, the real capital gains tax increase to 25%.

b.	Israeli taxation:

The Company received final tax assessments for all years up to and including the tax year ended December 31, 2006.

Tax loss carryforward:

The Company's tax loss carryforward were approximately $ 39,195 as of December 31, 2011. Such losses can be carried forward indefinitely to offset any future taxable income of the Company.

c.	Foreign subsidiaries:

U.S subsidiary:

1.	The U.S subsidiary is taxed under United States federal and state tax rules.

2.
The U.S subsidiary's tax loss carry forward amounted to approximately $ 10,909 as of December 31, 2011 for federal and state tax purposes. Such losses are available to offset any future U.S taxable income of the U.S subsidiary and will expire in the years 2012-2027 for federal tax purpose and in the years 2012-2017 for state tax purpose.

3.	The U.S subsidiary has not received final tax assessments since incorporation. In accordance with the tax laws, tax returns submitted up to and including the 2007 tax year can be regarded as final.

Brazilian subsidiary:

1.	The Brazilian subsidiary is taxed under Brazilian federal and state tax rules.

2.	The Brazilian subsidiary's has no tax loss carry forward.

d.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31
	2011	2010
Deferred tax assets:
Carryforward tax losses	$14,635	$13,107
Allowance for doubtful accounts	99	95
Severance pay	104	72
Vacation pay	235	215
Research and development	559	337
Other	53	45

	15,685	13,871

Less - valuation allowance	(15,685)	(13,871)

Net deferred tax assets	$-	$-

The net change in the total valuation allowance for each of the years ended December 31, 2011, 2010 and 2009, was an increase of $ 1,814, increase of $ 878 and decrease of $ 2,063, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences and tax loss carryforward are deductible. Management considers the projected taxable income and tax-planning strategies in making this assessment. In consideration of the Company's accumulated losses and the uncertainty of its ability to utilize its deferred tax assets in the future, management currently believes that it is more likely than not that the Company will not realize its deferred tax assets and accordingly recorded a valuation allowance to fully offset all the deferred tax assets.

e.	The components of income (loss) before income taxes are as follows:

	Year ended December 31,
	2011	2010	2009

Israel	$(2,038)	$496	$(2,721)
U.S	78	74	72
Brazil	56	-	-

Income (loss) before income taxes	$(1,904)	$570	$(2,649)

f.	Reconciliation of the theoretical tax benefit and the actual tax expense:

	Year ended December 31,
	2011	2010	2009

(Loss) Income before income taxes, as reported in the statements of operations	$(1,904)	$570	$(2,649)

Statutory tax rate in Israel	24%	25%	26%

Theoretical tax (benefit) expense	$(457)	$143	$(689)

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiary	18	5	10
Non-deductible share-based compensation and other operating expenses	175	312	94
Losses and timing differences for which no deferred taxes were recorded	234	-	598
Utilization of tax losses in respect of which deferred tax assets were not recorded in prior years	-	(622)	-
Differences in taxes arising from differences between Israeli currency income and dollar income, net	30	162	(13)

Income taxes	$-	$-	$-

g.	Accounting for uncertainty in income taxes:

For the years ended December 31, 2009, 2010 and 2011, the Company did not have any unrecognized tax benefits and no interest and penalties related to unrecognized tax benefits had been accrued. The Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months.

The Company and its subsidiaries file income tax returns in Israel, U.S and Brazil. The Israeli tax returns of the Company are open to examination by the Israel's tax authorities for the tax years beginning in 2006. The U.S tax returns of the U.S subsidiary remain subject to examination by the U.S tax authorities for the tax years beginning in 2008. The Brazilian tax returns of the Brazil's subsidiary remain subject to examination by the Brazilian tax authorities for the tax years beginning in 2010.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.
The number of shares issued and outstanding at December 31, 2011 and 2010 do not include 5,189 Ordinary Shares, which are held by a subsidiary, and 30,843 Ordinary Shares which are held by the Company.

1.	Ordinary Shares confer all rights to their holders, e.g. voting, equity and receipt of dividend.

2.
On October 11, 2010, the Company entered into a private placement transaction (the "2010 PIPE"). Under the PIPE investment, the Company issued 643,277 Ordinary Shares to investors (investors in the 2010 PIPE included certain existing shareholders) at an aggregate purchase price of $ 5,500 or $ 8.55 per Ordinary Share. The Company also issued to the investors warrants to purchase one Ordinary Share for every three Ordinary Shares purchased by each investor in the 2010 PIPE (up to 214,426 shares) for an exercise price of $ 10.69 per Ordinary Share. The warrants are exercisable for three years from the closing of the 2010 PIPE.  As of December 31, 2011, no warrants were exercised.

b.	Share option plans:

1.	The Company has granted options under option plans as follows:

Under the following plans options are granted at an exercise price equal to the fair market value at the date of grant and are granted for periods not to exceed seven years. Options vest over a period of one to four years of employment. Any options that are cancelled or forfeited before expiration become available for future grants.

a)
The Radcom Ltd. International Employee Stock Option Plan (the "International Plan"):

The plan grants options to purchase Ordinary Shares for the purpose of providing incentives to officers, directors, employees and consultants of its non-Israeli subsidiaries.

b)
The 2000 Share Option Plans:

The plan grants options to purchase Ordinary Shares. These options are granted for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. These options are granted pursuant to Section 3(9) of the Income Tax Ordinance (New Version), 1961 .

c)
The 2003 Share Option Plan:

The 2003 Share Option Plan (the "2003 Share Option Plan") grants options to purchase Ordinary Shares. These options are granted pursuant to the 2003 Share Option Plan for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route".

2.	Grants in 2011, 2010 and 2009 were at exercise prices equal to the market value of the Ordinary Shares at the date of grant.

3.	Stock options under the Radcom plans are as follows for the periods indicated:

	Number of options	Weighted average exercise price
		$

Options outstanding as of December 31, 2010	815,122	3.29

Granted	168,900	7.99
Exercised	(76,143)	2.09
Expired	-	-
Forfeited	(133,663)	5.41

Options outstanding as of December 31, 2011	774,216	4.08

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		$	In years	$

Vested and expected to vest at December 31, 2011	744,945	1.49	4.6	1,189

(1)
At December 31, 2011, 2010 and 2009, the number of options exercisable was 481,502, 319,873 and 260,102 respectively, and the total number of shares available for future grants as of December 31, 2011 was 643,339.

(2)	The aggregate intrinsic value of options exercised during 2011, 2010 and 2009 was approximately $ 355, $ 728 and $ 2, respectively.

4.	Stock options under the Radcom plans are as follows for the periods indicated:

	Options outstanding at December 31, 2011			Options exercisable at December 31, 2011
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.5 - 0.7	108,289	0.7	4.2	71,686	0.7	4.0
1.57 - 5.00	285,615	3.1	4.5	186,038	3.0	4.6
5.08-8.72	192,436	5.8	4.4	81,425	5.9	4.2
10.80-13.16	187,876	13.1	4.5	142,353	13.1	4.5

	774,216			481,502

The aggregate intrinsic value of options outstanding at December 31, 2011 was approximately $ 715. This represents intrinsic value of 313,962 outstanding options that are in-the-money as of December 31, 2011. The remaining 460,254 outstanding options are out of the money as of December 31, 2011, and their intrinsic value was considered as zero.

The aggregate intrinsic value of options exercisable at December 31, 2011 was approximately $ 473. This represents intrinsic value of 212,887 outstanding options that are in-the-money as of December 31, 2011. The remaining 268,615 outstanding options are out of the money as of December 31, 2011, and their intrinsic value was considered as zero.

5.	The weighted average fair values of options granted during the years ended December 31, 2011, 2010 and 2009 were:

	Year ended December 31,
	2011	2010	2009

Weighted average fair values on grant date	$5.3	$4.1	$0.6

6.	The following table summarizes the departmental allocation of the Company's share-based compensation charge:

	Year ended December 31,
	2011	2010	2009

Cost of sales	$27	$5	$16
Research and development	218	10	53
Selling and marketing	231	36	86
General and administrative	347	513	117

	$823	$564	$272

c.	Share-based compensation:

The unrecognized balance of the compensation expenses according to ASC Topic 718 in respect of these stock options amounted to $ 160 as of December 31, 2011, of which $ 116 will be recognized in the year ended December 31, 2012 and $ 44 will be recognized in accordance with the vesting period of the options by the end of fiscal 2015.

d.	Warrants:

The Company's outstanding warrants and rights as of December 31, 2011 are as follows:

Issuance date	Outstanding and Exercisable	Exercise price	Exercisable through

October 13, 2010	214,426	10.69	October 13, 2013

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 12:-	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share:

	Years ended December 31,
	2011	2010	2009

Net (loss) income	$(1,904)	$570	$(2,649)

Weighted average Ordinary Shares outstanding	6,367,560	5,373,515	5,081,986

Dilutive effect:
Employee stock options and warrants	-	573,795	-

Diluted weighted average Ordinary Shares outstanding	6,367,560	5,947,310	5,081,986

Basic (loss) earnings per Ordinary Share	$(0.30)	$0.11	$(0.52)

Diluted (loss) earnings per Ordinary Share	$(0.30)	$0.10	$(0.52)

SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2011
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 13:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Revenues:

1.	Classified by geographical destination:

	Year ended December 31,
	2011	2010	2009

North America	$3,242	$3,045	$2,765
Europe	6,371	4,765	5,857
Asia	4,261	3,596	2,152
South America (Excluding Brazil)	2,308	2,093	712
Brazil	5,234	4,107	-
Other	571	1,567	432

	$21,987	$19,173	$11,918

2.
Major customers:

During 2011 and 2009, the Company did not have any customer whose purchases contributed to more than 10% of the total respective consolidated revenues. In 2010, the Company had one customer in Brazil whose purchases contributed approximately 13% of the total consolidated revenues.

3.	Substantially all of the Company's long-lived assets are located in Israel.

b.	Financial expenses, net:

	Year ended December 31,
	2011	2010	2009

Financial income:
Exchange translation	$-	$-	$23
Interest from banks	20	11	4

	20	11	27

Financial expenses:
Interest and bank charges on short- term bank credit	(74)	(15)	(16)
Interest and accretion of discount on long-term loan	-	(186)	(236)
Revaluation of warrants presented at fair value	-	(524)	(215)
Exchange translation	(330)	(8)	-

	(404)	(733)	(467)

Financial expenses, net	$(384)	$(722)	$(440)